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                            Deutsche Asset Management

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                                    World Map

                                  Mutual Fund
                               Semi-Annual Report
                               September 30, 2001
                  Class A, B, C Shares and Institutional Class

Flag Investors Value Builder Fund

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                                 A Member of the
                               Deutsche Bank Group

Value Builder Fund
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TABLE OF CONTENTS

              REPORT HIGHLIGHTS ........................................  3
              PERFORMANCE COMPARISON ...................................  4
              LETTER TO SHAREHOLDERS ...................................  5

              VALUE BUILDER FUND
                 Schedule of Investments ...............................  9
                 Statement of Assets and Liabilities ................... 12
                 Statement of Operations ............................... 13
                 Statements of Changes in Net Assets ................... 14
                 Financial Highlights .................................. 15
                 Notes to Financial Statements ......................... 19



                  -------------------------------------------
   The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
                  -------------------------------------------


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                                        2

Value Builder Fund
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REPORT HIGHLIGHTS

Despite the considerable volatility in the equity market since 3/31/01, your Fund's Class A shares have held up relatively well with a return of -6.64%.1 The year-to-date and 12-month returns were -7.95% and -5.31%, respectively.1 During the same periods the Standard and Poor's 500 Index had returns of -20.40% and -26.63%, respectively.

From a longer term perspective, we are pleased to report that the Fund's three- and five-year performance as of September 30, 2001 ranked in the top quartile of the Lipper Balanced Fund peer group. According to Lipper Inc., the Fund's Class A Shares ranked #98 out of 461 funds, #55 out of 381 funds and #25 out of 273 funds for the 1-, 3- and 5-year periods ended September 30, 2001, respectively, in the Lipper Balanced Funds category.2 In addition, the Class A Shares received an 'A' ranking from The Wall Street Journal for the same 3- and 5- year periods.3

The Fund's asset mix remained essentially unchanged over the past year, emphasizing long-term holdings with stocks and bonds representing 96% of the portfolio at the end of the period.

The horrific events of September 11th exacerbated the economic slowdown that was already in place. We know of no way of realistically anticipating what is going to happen tomorrow, next week or next month. In this uncertain investment environment, we maintain our long-term focus.

In the months ahead, there are two items which investors should not lose sight of. The first is an economic stimulus package of roughly $200 billion, about half of which has been implemented with the remainder to be put in place fairly soon, and the second being interest rates. Lower interest rates provide a potent force for an eventual recovery and improving stock valuations.

--------------------------------------------------------------------------------
1    Exclusive of sales charges.
2 Lipper Inc. is a mutual fund performance monitor. Rankings are based on total returns and include all applicable fees and expenses.
3 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Funds are ranked by investment objectives defined by the Wall Street Journal. Percentages are annualized for periods greater than one year. A = top 20%; B = next 20%; C = middle 20%; D = next 20%; E = bottom 20%. Data were gathered or prepared by Lipper Inc. and exclude sales charges.
--------------------------------------------------------------------------------

Value Builder Fund
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON 1

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                Flag Value Builder A   S&P 500 Index          Blended Index
                --------------------   -------------          -------------
06/15/92            $10,000               $10,000                $10,000
06/30/92             10,050                10,000                 10,033
07/31/92             10,170                10,408                 10,351
08/31/92             10,170                10,196                 10,261
09/30/92             10,350                10,316                 10,384
10/31/92             10,420                10,351                 10,360
11/30/92             10,581                10,703                 10,559
12/31/92             10,776                10,835                 10,688
01/31/93             10,867                10,926                 10,817
02/28/93             10,998                11,074                 10,966
03/31/93             11,372                11,308                 11,121
04/30/93             11,098                11,034                 10,992
05/31/93             11,281                11,329                 11,161
06/30/93             11,526                11,362                 11,244
07/31/93             11,638                11,316                 11,228
08/31/93             11,915                11,745                 11,547
09/30/93             12,069                11,655                 11,512
10/31/93             12,089                11,896                 11,667
11/30/93             11,913                11,783                 11,579
12/31/93             12,043                11,926                 11,684
01/31/94             12,377                12,331                 11,969
02/28/94             12,105                11,997                 11,714
03/31/94             11,729                11,475                 11,341
04/30/94             11,803                11,622                 11,403
05/31/94             11,950                11,811                 11,519
06/30/94             11,666                11,522                 11,353
07/31/94             12,058                11,900                 11,636
08/31/94             12,419                12,387                 11,937
09/30/94             12,154                12,084                 11,725
10/31/94             12,155                12,355                 11,885
11/30/94             11,792                11,905                 11,609
12/31/94             11,998                12,081                 11,729
01/31/95             12,300                12,394                 11,984
02/28/95             12,613                12,877                 12,354
03/31/95             12,969                13,256                 12,601
04/30/95             13,315                13,646                 12,880
05/31/95             13,739                14,191                 13,329
06/30/95             14,076                14,520                 13,549
07/31/95             14,521                15,000                 13,823
08/31/95             14,751                15,038                 13,891
09/30/95             15,275                15,673                 14,281
10/31/95             15,199                15,616                 14,310
11/30/95             15,752                16,300                 14,756
12/31/95             15,926                16,615                 14,985
01/31/96             16,416                17,180                 15,339
02/29/96             16,632                17,339                 15,365
03/31/96             16,712                17,506                 15,428
04/30/96             16,885                17,763                 15,549
05/31/96             17,125                18,220                 15,789
06/30/96             17,217                18,289                 15,887
07/31/96             16,804                17,481                 15,485
08/31/96             17,161                17,849                 15,689
09/30/96             18,105                18,853                 16,299
10/31/96             18,613                19,373                 16,673
11/30/96             19,573                20,835                 17,510
12/31/96             19,850                20,423                 17,267
01/31/97             20,657                21,697                 17,942
02/28/97             20,891                21,869                 18,041
03/31/97             20,037                20,972                 17,557
04/30/97             20,837                22,222                 18,262
05/31/97             21,685                23,580                 18,987
06/30/97             22,132                24,629                 19,563
07/31/97             23,396                26,587                 20,639
08/31/97             22,970                25,098                 19,914
09/30/97             23,928                26,471                 20,654
10/31/97             23,666                25,587                 20,325
11/30/97             24,117                26,772                 20,909
12/31/97             24,350                27,232                 21,188
01/31/98             24,459                27,532                 21,431
02/28/98             25,685                29,517                 22,356
03/31/98             26,814                31,028                 23,074
04/30/98             27,179                31,344                 23,259
05/31/98             26,751                30,805                 23,084
06/30/98             27,093                32,056                 23,703
07/31/98             26,589                31,716                 23,585
08/31/98             23,336                27,133                 21,677
09/30/98             24,477                28,873                 22,702
10/31/98             26,036                31,217                 23,808
11/30/98             27,445                33,109                 24,678
12/31/98             28,861                35,016                 25,571
01/31/99             29,481                36,479                 26,266
02/28/99             28,658                35,345                 25,644
03/31/99             30,543                36,759                 26,332
04/30/99             31,468                38,181                 26,976
05/31/99             31,366                37,280                 26,527
06/30/99             32,090                39,342                 27,422
07/31/99             31,300                38,118                 26,906
08/31/99             30,019                37,928                 26,840
09/30/99             29,431                36,888                 26,492
10/31/99             30,756                39,223                 27,528
11/30/99             30,769                40,020                 27,884
12/31/99             32,848                42,373                 28,840
01/31/00             30,180                40,246                 27,941
02/29/00             28,985                39,485                 27,711
03/31/00             30,883                43,347                 29,445
04/30/00             29,846                42,042                 28,897
05/31/00             29,766                41,180                 28,566
06/30/00             30,139                42,193                 29,172
07/31/00             30,901                41,589                 28,983
 8/31/00             31,210                44,173                 30,190
 9/30/00             31,774                41,841                 29,338
10/31/00             32,045                41,664                 29,319
11/30/00             30,870                38,379                 28,660
12/31/00             32,688                38,567                 28,954
 1/31/01             34,848                39,935                 29,761
 2/28/01             33,561                36,294                 28,175
 3/31/01             32,229                33,995                 26,607
 4/30/01             34,450                36,636                 27,829
 5/31/01             35,357                36,882                 28,001
 6/30/01             35,432                35,984                 27,633
 7/31/01             35,505                35,630                 27,736
 8/31/01             33,923                33,399                 26,795
 9/30/01             30,088                30,699                 25,639


                                                 CUMULATIVE  TOTAL RETURNS         AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended             6 Months    1 Year  3 Years  5 Years    Since     1 Year 3 Years  5 Years    Since
   September 30, 2001                                          Inception 2                          Inception 2
---------------------------------------------------------------------------------------------------------------
 Value Builder Fund
   Class A Shares             (6.64)%   (5.31)%   22.92%   66.19%   200.88%    (5.31)%  7.12%    10.69%  12.59%
   Class B Shares             (6.95)%   (6.00)%   20.19%   60.09%   138.18%    (6.00)%  6.32%     9.87%  13.74%
   Class C Shares             (6.99)%   (6.00)%   20.42%     n/a      7.83%    (6.00)%  6.39%      n/a    2.19%
   Institutional Class        (6.50)%   (5.04)%   23.89%   68.41%    98.43%    (5.04)%  7.40%    10.99%  12.29%
-----------------------------------------------------------------------------------------------------------------
 S&P 500 Index 3              (9.69)%  (26.63)%    6.23%   62.69%   206.99% 5 (26.63)%  2.03%    10.22%  12.89% 5
-----------------------------------------------------------------------------------------------------------------
 Blended Index 4              (3.85)%  (12.61)%   12.93%   57.30%   156.39% 5 (12.61)%  4.14%     9.48%  10.66% 5

--------------------------------------------------------------------------------

THE FUND'S AVERAGE ANNUAL TOTAL RETURNS AS OF SEPTEMBER 30, 2001, INCLUDING THE MAXIMUM SALES CHARGES APPLICABLE TO EACH CLASS WERE: CLASS A SHARES--ONE-YEAR (10.51%), FIVE-YEAR 9.45%, SINCE INCEPTION 11.90%; CLASS B SHARES--ONE-YEAR (10.70%), FIVE-YEAR 9.59%, SINCE INCEPTION 13.74%; CLASS C SHARES--ONE-YEAR (6.94)%, SINCE INCEPTION 2.19%. THE MAXIMUM SALES CHARGE FOR EACH CLASS IS AS
FOLLOWS: CLASS A SHARES: 5.50%; CLASS B SHARES: A CONTINGENT DEFERRED SALES CHARGE ('CDSC') OF 5.00% DECLINING TO 0% AFTER SIX YEARS AND; CLASS C SHARES: A CDSC OF 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and excludes the impact of any sales charges. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure. The 'Since Inception' performance would have been lower for Class A and Class B Shares if certain of the Fund's fees and expenses had not been waived prior to 1996.
2 Inception dates: Class A Shares June 15, 1992, Class B Shares January 3, 1995, Class C Shares April 8, 1998, Institutional Class November 2, 1995.
3 The S&P 500 Index is unmanaged and measures the performance of 500 large US companies. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
4 The Blended Index is calculated using the performance of three unmanaged indices: 60% S&P 500 Index, 35% Lehman Brothers Intermediate US Government/Credit Index and 5% Merrill Lynch three month T-bill Index. The Lehman Brothers Intermediate US Government/Credit Index is a general measure of performance in the intermediate-term government and corporate bond sector. The Merrill Lynch three month T-bill Index is representative of the three month Treasury market. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
5 Since Inception benchmark returns are for comparative purposes relative to Class A Shares and are for the periods beginning June 15, 1992 for the Blended Index and June 30, 1992 for the S&P 500 Index.

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                                        4

Value Builder Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

Fellow Shareholders:

We are pleased to report on the progress of your Fund for the period ended September 30, 2001. As this is our first communication to you following the events of September 11th, we would like to take a moment to offer our deepest sympathy to those personally or professionally affected during this extraordinary time.

Although the equity market has experienced considerable volatility since our last report to you (3/31/01), your Fund's Class A shares have held up relatively well during the six month period with a return of -6.64% 1. The year-to-date and 12-month returns were -7.95% and -5.31%, respectively 1. During the same periods the Standard and Poor's 500 Index had returns of -20.40% and -26.63%, respectively. The decline in the equity market over the past six months is mainly attributable to the weakness in overall economic activity and the heightened level of uncertainty since the tragedies of September 11th. With the decline in interest rates during the past six months, bond returns have generally exceeded the income earned from interest payments.

From a longer term perspective, which is especially important during times like this, we are pleased to report that the Fund's three- and five-year performance as of September 30, 2001 ranked in the top quartile of the Lipper Balanced Fund peer group. Your Fund's Class A Shares have also achieved an 'A' ranking by the Wall Street Journal for these same three- and five-year periods.

The Fund's best performing stocks for the past nine months are listed below.

  TEN BEST PERFORMERS For the Nine Months Ended 9/30/01
                               Percent         Original
  Security                      Change  Investment Date
  -----------------------------------------------------
  Champion Enterprises, Inc.    152.7%     January 1997
  Airgas, Inc.                   94.8%   September 1997
  Cendant Corporation            33.0%      August 1992
  Bank of America Corp.          27.3%    December 1998
  TJX Companies, Inc.            18.6%      August 2000
  Concord EFS, Inc.              11.4%    February 2000
  Cardinal Health, Inc.          11.3%         May 1999
  First Data Corp.               10.6%     October 1993
  Philip Morris Companies, Inc.   9.7%        June 1992
  IBM                             7.9%    November 1993

You will note that many of the securities have been held by the Fund for quite some time. Again, this clearly demonstrates that the long-term holdings continue to contribute to the Fund's performance but also highlights the fact that we are always seeking to add new securities that represent good value.

While a number of the Fund's equity securities have given up some ground this year, our two biggest losers were Winstar and Westpoint Stevens declining 99% and 76%, respectively. In the case of Winstar (a provider of telephone and data services) we made multiple mistakes. We misjudged the company's growth prospects (cash flow and earnings), we misjudged management and it appears we misjudged our ability to analyze companies with this sort of leveraged financial structure. We have eliminated the position. Westpoint Stevens, the large home fashions company, has had its difficulties primarily on the demand side of the equation. We are holding the shares on the basis that the shares are very depressed and we believe the next 12 months should be much better than the last 12 months for the company and the stock.

ASSET MIX
During the past year we have maintained the Fund's long-term focus with 96% of the Fund's assets in stocks and bonds and the remaining 4% in short-term investments at the end of the period. The pie charts on the next page reflect the current asset mix as well as the asset mix a year ago. While the Fund's asset mix remained essentially unchanged over the past year, purchases of Fund shares have picked up in recent months such that the Fund is experiencing positive cash flows from new and existing shareholders. We suspect this is being driven by the Fund's performance (short and long-term) and a better appreciation by investors of what their risk tolerances really are.


--------------------------------------------------------------------------------
1 Exclusive of sales charges.
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                                        5

Value Builder Fund
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LETTER TO SHAREHOLDERS

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

 ASSET ALLOCATION
 (as of 9/30/01)
 (percentages are based on market value of total investments in the Fund)

Fixed Income    Common Stocks and Convertibles    Short-term Investments
28.06           67.47                             4.47


                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

 ASSET ALLOCATION
 (as of 9/30/00)
 (percentages are based on market value of total investments in the Fund)

Fixed Income    Common Stocks and Convertibles    Short-term Investments
25.07           73.36                             1.57


PORTFOLIO DEVELOPMENTS AND LARGEST HOLDINGS
Since our last report to shareholders, we have remained active in our pursuit of improving the prospects of your Fund by adding to existing positions or creating new ones. Our largest purchases in the Fund are listed below.


  LARGEST PURCHASES   For the Six Months Ended 9/30/01
  Security                                        Cost
  ----------------------------------------------------
   Kinder Morgan Mgmt LLC ................. $9,575,760
   Halliburton Co. ........................  8,495,118
   SPX Corp. ..............................  7,061,246
   Safeway, Inc. ..........................  3,370,785
   Unifi, Inc. (a) ........................  2,923,995

------------------------------------------------------
(a) Addition to existing holding.


The five largest common stock holdings are listed below along with the percentage change so far this year.

INVESTMENT ENVIRONMENT
Several letters ago we commented on a well-known quote that 'change is the investor's only certainty.' At that time we were referring to changes in the investment landscape and the need to recognize, accept and respond to change. Perhaps more now than ever we can appreciate the wisdom of this quote regarding change.

Months before September 11th there was considerable evidence that economic activity was slowing. Shareholders may recall that the Federal Reserve had reduced the discount rate more than 7 times in the prior 3 quarters. Economically speaking, the events of September 11th simply exacerbated the slowdown that was already in place. More importantly, these events introduced a high level of uncertainty and emotion to an already fragile investment environment. While such a horrific event will likely impact most everything we say and do, the relevant question, as investors, is how do we respond; in the short-term and the long-term.



                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:


  FIVE LARGEST HOLDINGS
                                               Market Value        Performance
  Security                              Cost  as of 9/30/01   12/31/00-9/30/01
  ----------------------------------------------------------------------------
  AOL Time Warner, Inc.          $ 2,112,698   $ 40,713,000            (4.9)%
  XL Capital Ltd.                 18,705,661     33,527,442            (9.6)%
  Tyco International Ltd.         21,674,006     30,962,750           (18.0)%
  Allied Waste Industries         24,890,481     29,650,125           (12.4)%
  Cendant Corporation             31,001,183     28,538,061            33.0%
                                 -----------   ------------
  Total                          $98,384,029   $163,391,378

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                                        6

Value Builder Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


In the short-term it would be foolish to try and predict the unpredictable. We know of no way of realistically anticipating what is going to happen tomorrow, next week or next month. However, there is good reason to believe that we can make longer-term judgments about the future that have a reasonable chance of occurring.

Shareholders may be interested to know that only several investment changes have been made in the Fund's holdings since September 11th. We have focused (as we always have but perhaps a little bit more these days) on two things: the long-term and price. By focusing on the long-term we can eliminate considerable emotion from the investment decision-making process. As for price, most shareholders are keenly aware that price is driven by fundamentals in the long-term but often with a healthy dose of optimism or pessimism in the short-term. It is these latter factors which we expect to use to benefit the Fund shareholders both in buying into some new positions and exiting some old ones. We also expect that many of the more growth oriented funds which declined more than 50% over the past 18 months will remain net sellers of stocks as they respond to share redemptions from investors seeking a more consistent return. This too should present opportunities for us.

While investors will face considerable uncertainty in the months ahead there are two items which investors should not lose sight of. The first is an economic stimulus package of roughly $200 billion, about half of which has been implemented with the remainder to be put in place fairly soon. The second is interest rates. Current treasury rates are 3% in the short-term and 5% in the long-term. Although such low rates will not in and of themselves automatically cause a pick up in economic activity, they do provide a potent force for an eventual recovery and improving stock valuations.

We thank you for your continued interest and support. We look forward to the on-going process of building value for you.

Respectfully submitted,

/S/ HOBART C. BUPPERT, II
    ---------------------
    Hobart C. Buppert, II
    Portfolio Manager
    October 26, 2001

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                                        7

Value Builder Fund
--------------------------------------------------------------------------------
ADDITIONAL PERFORMANCE INFORMATION

The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include the total return of each of the Fund's classes, according to a standardized formula, for various time periods through the end of the most recent fiscal quarter.

The SEC standardized total return figures shown below include the impact of the 5.50% maximum initial sales charge for the Fund's Class A Shares and the maximum contingent deferred sales charge applicable to the specified time periods for Class B and Class C Shares. The contingent deferred sales charge for Class B Shares declines over time from a maximum of 5.00% to 0.00% after six years. The contingent deferred sales charge for theClass C Shares is 1.00% for shares redeemed within one year of purchase. Returns would be higher for Class A Shares investors who qualified for a lower initial sales charge or for Class B and Class C Shares investors who continued to hold their shares past the end of the specified time period.

The SEC total return figures may differ from total return figures in the Shareholder Letter and Performance Comparison sections because the SEC figures include the impact of sales charges while the total return figures in the other sections do not.

These figures include the reinvestment of dividend and capital gain distributions.

                                      AVERAGE ANNUAL TOTAL RETURNS 1
   Periods Ended             1 Year    3 Years    5 Years      Since
   September 30, 2001                                    Inception 2
--------------------------------------------------------------------
 Class A Shares              (10.51)%     5.12%      9.45%    11.90%
--------------------------------------------------------------------
 Class B Shares              (10.70)%     5.43%      9.59%    13.74%
--------------------------------------------------------------------
 Class C Shares               (6.94)%     6.39%        n/a     2.19%
--------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure. The 'Since Inception' performance figures would have been lower for Class A and Class B Shares if certain of the Fund's fees and expenses had not been waived prior to 1996.
2 Inception dates: Class A Shares June 15, 1992, Class B Shares January 3, 1995, Class C Shares April 8, 1998.

--------------------------------------------------------------------------------

Value Builder Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS September 30, 2001 (Unaudited)



     SHARES   SECURITY                           VALUE
     ------   --------                           -----
              COMMON STOCKS--64.80%
              CONSUMER DISCRETIONARY--11.67%

  1,230,000   AOL Time Warner, Inc.1 .....$ 40,713,000
  1,007,800   Blyth Industries, Inc. .....  20,045,142
    890,000   Champion Enterprises, Inc.1    6,185,500
    252,886   Clear Channel
               Communications, Inc.1 .....  10,052,218
    878,600   Lodgenet Entertainment
               Corp.1 ....................   9,655,814
    130,700   TJX Companies, Inc. ........   4,300,030
    495,900   Unifi, Inc.1 ...............   4,066,380
    414,200   Westpoint Stevens, Inc. ....     733,134
                                          ------------
                                            95,751,218
                                          ------------
              CONSUMER STAPLES--2.22%
    311,600   Philip Morris Companies, Inc. 15,047,164
     80,300   Safeway Inc.1 ..............   3,189,516
                                          ------------
                                            18,236,680
                                          ------------
              FINANCIALS--20.20%
    200,500   American Express Company ...   5,826,530
     10,000   Americredit 1 ..............     316,200
    152,500   Bank of America Corp. ......   8,906,000
    517,000   Citigroup, Inc. ............  20,938,500
  2,506,749   Conseco, Inc.1 .............  18,198,998
    256,500   Countrywide Credit
               Industries, Inc. ..........  11,268,045
    172,000   Freddie Mac ................  11,180,000
    899,136   Host Marriott Corp. ........   6,338,909
    160,650   MBIA, Inc. .................   8,032,500
    265,780   MBNA Corp. .................   8,050,476
    650,000   Mutual Risk Management Ltd.    4,940,000
    880,400   SEI Investments Corp. ......  28,172,800
    424,398   XL Capital Limited--Class A   33,527,442
                                          ------------
                                           165,696,400
                                          ------------
              HEALTH CARE--6.93%
     69,600   Aetna, Inc.1 ...............   2,010,744
    348,750   Cardinal Health, Inc. ......  25,790,063
    228,000   Johnson & Johnson ..........  12,631,200
    150,200   Wellpoint Health Networks,
               Inc.1 .....................  16,394,330
                                          ------------
                                            56,826,337
                                          ------------
              INDUSTRIALS--17.97%
  2,325,500   Allied Waste Industries,
               Inc.1 .....................  29,650,125
  2,229,536   Cendant Corporation 1 ......  28,538,061
    226,100   Central Parking Corp. ......   3,163,139
    545,900   Concord EFS, Inc.1 .........  26,721,805



     SHARES   SECURITY                           VALUE
     ------   --------                           -----
    244,700   First Data Corp. ...........$ 14,256,222
    100,000   Sabre Group Holdings, Inc.1    2,674,000
     66,700   SPX Corp.1 .................   5,529,430
    680,500   Tyco International Ltd. ....  30,962,750
    128,000   United Technologies
               Corporation ...............   5,952,000
                                          ------------
                                           147,447,532
                                          ------------
              INFORMATION TECHNOLOGY--2.38%
    172,000   International Business
               Machines ..................  15,875,600
  1,003,000   Novell, Inc.1 ..............   3,670,980
                                          ------------
                                            19,546,580
                                          ------------
              MATERIALS--1.17%
    722,600   Airgas, Inc.1 ..............   9,588,902
                                          ------------
              UTILITIES--2.26%
    400,000   Halliburton Company ........   9,020,000
    276,036   Kinder Morgan Management
               LLC 1 .....................   9,509,428
                                          ------------
                                            18,529,428
                                          ------------
TOTAL COMMON STOCKS
   (Cost $380,780,807) ................... 531,623,077
                                          ------------

              NON-CONVERTIBLE PREFERRED STOCKS--0.64%
              Conseco Financial Trust:
    200,000    8.70%, 9/30/28 ............   3,480,000
    100,000    9.16%, 11/30/26 ...........   1,805,000
                                          ------------
TOTAL NON-CONVERTIBLE PREFERRED STOCKS
   (Cost $7,500,000) .....................   5,285,000
                                          ------------

              CONVERTIBLE PREFERRED
              STOCKS--2.57%
              Central Park Trust, Cvt.
               Pfd.,
    544,000    5.25% .....................   5,236,000
              Fleetwood Capital Trust,
               Cvt. Pfd.,
     40,000    6.00% .....................     915,000
              Global Crossing, Ltd., Cvt.
               Pfd.,
     42,700    6.75% .....................   1,793,400
              Sinclair Broadcast Group,
               Cvt. Pfd.,
    145,000    6.00% .....................   3,733,750
              U.S. Restaurant Properties,
               Series A,
               Cvt. Pfd.,
    523,600    7.72% .....................   9,419,564
                                          ------------
TOTAL CONVERTIBLE PREFERRED STOCKS
   (Cost $35,491,648)                       21,097,714
                                          ------------


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Builder Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS September 30, 2001 (Unaudited)



       PAR
     (000)    SECURITY                           VALUE
     -----    --------                           -----
              CORPORATE NOTES & BONDS--27.52%
              Allied Waste North America,
   $11,000     10.00%, 8/1/09 ............$ 11,000,000
              Amazon.com, Inc.,
     9,230     0.000%, 5/1/08 ............   5,999,500
              American Tower Corporation,
     1,000     9.375%, 2/1/09 ............     837,500
              Avon Products, Inc.,
     3,000     6.55%, 8/1/07 .............   3,147,843
              Blyth Industries, Inc.,
     4,500     7.90%, 10/1/09 ............   4,640,845
              CalEnergy Co., Inc.:
     2,975     7.23%, 9/15/05 ............   3,158,825
     5,000     7.63%, 10/15/07 ...........   5,337,590
              Campbell Soup Co.,
     3,000     6.15%, 12/1/02 ............   3,083,574
              Capstar Hotel Co., Sr. Sub.
               Notes,
     1,000     8.75%, 8/15/07 ............     760,000
              Cendant Corp.,
     8,000     7.75%, 12/1/03 ............   7,919,976
              Chattem,
     1,138     8.875%, 4/1/08 ............   1,001,440
              Circus Circus,
     3,000     6.75%, 7/15/03 ............   2,715,000
              Conseco, Inc.:
     5,100     6.80%, 6/15/05 ............   3,825,000
     4,450     10.75%, 6/15/08 ...........   3,649,000
              Crown Castle International
               Corp.,
     6,000     9.00%, 5/15/11 ............   4,980,000
              Cytec Industries:
     5,000     6.50%, 3/15/03 ............   5,089,255
     5,000     6.75%, 3/15/08 ............   4,836,520
              First Tennessee Bank,
     2,150     6.40%, 4/1/08 .............   2,185,625
              FMC Corp.:
     1,500     6.75%, 5/5/05 .............   1,530,300
     5,000     7.00%, 5/15/08 ............   5,012,595
              Ford Motor Credit Co.,
     6,150     6.70%, 7/16/04 ............   6,392,076
              Frontier Corp.,
     5,000     7.25%, 5/15/04 ............   3,000,000
              GTE Corp.,
     5,000     6.46%, 4/15/08 ............   5,197,685
              HMH Properties, Inc.:
     5,700     7.875%, 8/1/05 ............   5,016,000
     1,000     8.45%, 12/1/08 ............     855,000
              ICI,
     5,000     6.95%, 9/15/04 ............   5,262,850


       PAR
     (000)    SECURITY                           VALUE
     -----    --------                           -----
              ITT Corp.,
   $ 2,000     6.75%, 11/15/03 ...........$  2,055,720
              J.P. Morgan & Co., Inc.,
     5,000     6.875%, 1/15/07 ...........   5,336,325
              Jefferies Group, Inc.,
     4,000     7.50%, 8/15/07 ............   4,229,860
              John Q. Hammons Hotels,
     2,000     8.875%, 2/15/04 ...........   1,760,000
              Knight-Ridder, Inc.,
     3,000     6.625%, 11/1/07 ...........   3,107,751
              Lilly Industries,
     5,000     7.75%, 12/1/07 ............   4,972,055
              Lockheed Martin Corp.,
     2,500     7.25%, 5/15/06 ............   2,709,250
              Lodgenet Entertainment,
     5,000     10.25%, 12/15/06 ..........   4,900,000
              Markel Corp.,
     1,285     7.25%, 11/1/03                1,342,129
              Marriott International, Inc.:
    10,000     6.625%, 11/15/03 ..........  10,416,870
     5,700     7.875%, 9/15/09 ...........   6,071,589
              Masco Corp.,
     1,000     6.125%, 9/15/03 ...........   1,030,668
              McDonnell Douglas Corp.,
     2,000     6.875%, 11/1/06 ...........   2,117,716
              MCI Communication Corp.,
       500     7.50%, 8/20/04 ............     530,522
              Millipore Corp.:
     9,800     7.20%, 4/1/02 .............   9,914,621
     9,050     7.50%, 4/1/07 .............   9,226,520
              Nabisco, Inc.,
     2,000     6.70%, 6/15/02 ............   2,039,820
              Norfolk Southern Corp.:
     1,500     6.95%, 5/1/02 .............   1,530,693
     1,500     7.35%, 5/15/07 ............   1,626,551
              Premier Parks Corp.:
     5,000     9.25%, 4/1/06 .............   4,675,000
     3,400     9.75%, 6/15/07 ............   3,213,000
              Raychem Corp., Sr. Notes,
     3,815     7.20%, 10/15/08 ...........   4,054,220
              Raytheon Co.:
     3,000     6.45%, 8/15/02 ............   3,047,460
     5,000     6.50%, 7/15/05 ............   5,134,205
              Solutia, Inc.,
     5,500     6.50%, 10/15/02 ...........   5,538,258
              Sun Microsystems:
     2,000     7.00%, 8/15/02 ............   2,041,314
     2,000     7.50%, 8/15/06 ............   2,120,202
     1,000     7.65%, 8/15/09 ............   1,058,606


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Builder Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS September 30, 2001 (Unaudited)


       PAR
     (000)    SECURITY                           VALUE
     -----    --------                           -----
              Tandy Corp.,
   $ 3,000     6.95%, 9/1/07 .............$  3,153,768
              Tektronix,
     1,000     7.50%, 8/1/03 .............   1,049,228
              Tenneco Automotive, Inc.,
     2,000     11.625%, 10/15/09 .........     730,000
              Textron, Inc.,
     7,000     6.75%, 9/15/02 ............   7,175,392
              Wellpoint Health Network,
     1,000     6.375%, 6/15/06 ...........   1,028,772
              Xerox Corp.,
       500     7.15%, 8/1/04 .............     435,000
                                          ------------
TOTAL CORPORATE NOTES & BONDS
   (Cost $228,084,456) ................... 225,807,084
                                          ------------

              CONVERTIBLE CORPORATE DEBT--0.38%
              Aether Systems,
     2,000     6.00%, 3/22/05 ............   1,180,000
              Integrated Process Equipment,
     5,020     6.25%, 9/15/04 ............   1,907,600
                                          ------------
TOTAL CONVERTIBLE CORPORATE DEBT
   (Cost $5,253,657) .....................   3,087,600
                                          ------------

       PAR
     (000)    SECURITY                           VALUE
     -----    --------                           -----
              REPURCHASE AGREEMENTS--4.50%
  $ 36,862    Goldman Sachs & Co., dated
                9/28/01, 3.13%, principal
                and interest in the amount
                of $36,871,615 due 10/1/01,
                collateralized by: US
                Treasury STRIP, par value
                $22,019,662, yield 5.75%,
                due 11/15/19 with a market
                value of $7,784,171; US
                Treasury STRIP, par value
                $19,444,000, yield 5.06%,
                due 11/15/11 with a market
                value of $11,763,231; US
                Treasury STRIP, par value
                $13,018,000, yield 4.56%,
                due 11/15/08 with a market
                value of $9,483,873; US
                Treasury STRIP, par value
                $8,743,000, yield 2.25%,
                due 8/15/02 with a market
                value of $8,567,885. .....$ 36,862,000
                                          ------------
TOTAL INVESTMENTS
   (Cost $693,972,568)          100.41%   $823,762,475
LIABILITIES IN EXCESS
   OF ASSETS                     (0.41)     (3,342,362)
                                ------    ------------
NET ASSETS                      100.00%   $820,420,113
                                ======    ============


--------------------------------------------------------------------------------
1 Non-income producing security.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Builder Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)


                                                                                               SEPTEMBER 30, 2001
-----------------------------------------------------------------------------------------------------------------
 ASSETS
   Investments, at value (cost $693,972,568) ....................................................... $823,762,475
   Cash ............................................................................................          856
   Receivable for capital shares sold ..............................................................      925,680
   Receivable for securities sold ..................................................................        3,250
   Dividend and interest receivable ................................................................    5,966,538
   Prepaid expenses and other ......................................................................      144,903
                                                                                                     ------------
 Total assets ......................................................................................  830,803,702
                                                                                                     ------------
 LIABILITIES
   Payable for securities purchased ................................................................    8,495,118
   Payable for capital shares redeemed .............................................................      729,648
   Advisory fees payable ...........................................................................      519,599
   Transfer agent fees payable .....................................................................      142,060
   Custody fees payable ............................................................................       38,734
   Accounting fees payable .........................................................................       10,918
   Accrued expenses and other ......................................................................      447,512
                                                                                                     ------------
 Total liabilities .................................................................................   10,383,589
                                                                                                     ------------
 NET ASSETS ........................................................................................ $820,420,113
                                                                                                     ============
 COMPOSITION OF NET ASSETS
   Paid-in capital .................................................................................  696,798,723
   Undistributed net investment income .............................................................    1,574,010
   Accumulated net realized loss from investment transactions ......................................   (7,742,527)
   Net unrealized appreciation on investments ......................................................  129,789,907
                                                                                                     ------------
 NET ASSETS ........................................................................................ $820,420,113
                                                                                                     ============
 NET ASSET VALUE PER SHARE
   Class A Shares 1 ................................................................................ $      20.18
                                                                                                     ============
   Class B Shares 2 ................................................................................ $      20.11
                                                                                                     ============
   Class C Shares 3 ................................................................................ $      20.13
                                                                                                     ============
   Institutional Class 4 ........................................................................... $      20.37
                                                                                                     ============


--------------------------------------------------------------------------------
1 Net asset value and redemption price per share (based on net assets of $517,174,404 and 25,633,975 shares outstanding). Maximum offering price per share was $21.35 ($20.18 / 0.945). Maximum offering price per share reflects the effect of the 5.50% front-end sales charge.
2 Net asset value and offering price per share (based on net assets of $106,894,543 and 5,315,271 shares outstanding). Redemption value is $19.10 following a 5.00% maximum contingent deferred sales charge.
3 Net asset value and offering price per share (based on net assets of $34,685,972 and 1,723,357 shares outstanding). Redemption value is $19.93 following a 1.00% maximum contingent deferred charge.
4 Net asset value per share (based on net assets of $161,665,194 and 7,936,806 shares outstanding).

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Builder Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

                                                                                        FOR THE SIX MONTHS ENDED
                                                                                              SEPTEMBER 30, 2001
-----------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME
   Dividends ....................................................................................... $  3,970,682
   Interest ........................................................................................    9,397,211
                                                                                                     ------------
 Total income ......................................................................................   13,367,893
                                                                                                     ------------
EXPENSES
   Investment advisory fees ........................................................................    3,395,393
   Distribution fees
      Class A Shares ...............................................................................      726,258
      Class B Shares ...............................................................................      590,671
      Class C Shares ...............................................................................      181,700
   Transfer agent fees .............................................................................      223,135
   Accounting fees .................................................................................       68,212
   Professional fees ...............................................................................       49,802
   Printing and shareholder reports ................................................................       29,142
   Registration fees ...............................................................................       27,237
   Custody fees ....................................................................................       27,152
   Directors' fees .................................................................................       14,686
   Miscellaneous ...................................................................................       13,632
                                                                                                     ------------
Total expenses .....................................................................................    5,347,020
                                                                                                     ------------
NET INVESTMENT INCOME ..............................................................................    8,020,873
                                                                                                     ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
   Net realized loss from investment transactions ..................................................  (13,351,374)
   Net change in unrealized appreciation/depreciation on investments ...............................  (54,288,357)
                                                                                                     ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ....................................................  (67,639,731)
                                                                                                     ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS ......................................................... $(59,618,858)
                                                                                                     ============


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Builder Fund
--------------------------------------------------------------------------------
STATEMENTS OFCHANGES IN NET ASSETS

                                                                             FOR THE SIX                 FOR THE
                                                                            MONTHS ENDED              YEAR ENDED
                                                                    SEPTEMBER 30, 2001 1          MARCH 31, 2001
----------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) IN NET ASSETS FROM:
 OPERATIONS
   Net investment income ...................................................$  8,020,873           $  18,459,514
   Net realized gain (loss) from investment transactions ................... (13,351,374)             31,313,957
   Net change in unrealized appreciation/depreciation
      of investments ....................................................... (54,288,357)            (12,629,344)
                                                                            ------------           -------------
   Net increase (decrease) in net assets from operations ................... (59,618,858)             37,144,127
                                                                            ------------           -------------
 DISTRIBUTIONS TO SHAREHOLDERS Net investment income and short-term gains:
      Class A Shares .......................................................  (4,775,724)            (18,398,077)
      Class B Shares .......................................................    (560,070)             (2,756,294)
      Class C Shares .......................................................    (168,395)               (800,873)
      Institutional Class ..................................................  (1,695,873)             (5,721,644)
   Net realized long-term gains:
      Class A Shares .......................................................          --             (42,118,957)
      Class B Shares .......................................................          --              (8,132,748)
      Class C Shares .......................................................          --              (2,385,319)
      Institutional Class ..................................................          --             (12,449,224)
                                                                            ------------           -------------
Total distributions ........................................................  (7,200,062)            (92,763,136)
                                                                            ------------           -------------
CAPITAL SHARE TRANSACTIONS
   Net proceeds from sale of shares ........................................  79,028,509             134,682,912
   Net dividend reinvestments ..............................................   5,652,989              86,399,728
   Net cost of shares redeemed ............................................. (66,913,181)           (234,670,012)
                                                                            ------------           -------------
Net increase (decrease) in net assets from
   capital share transactions ..............................................  17,768,317             (13,587,372)
                                                                            ------------           -------------
TOTAL DECREASE IN NET ASSETS ............................................... (49,050,603)            (69,206,381)
NET ASSETS
   Beginning of period ..................................................... 869,470,716             938,677,097
                                                                            ------------           -------------
   End of period (including undistributed net investment income
      of $1,574,010 and $753,199, respectively). ...........................$820,420,113           $ 869,470,716
                                                                            ============           =============

--------------------------------------------------------------------------------
1 Unaudited.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Builder Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


 CLASS A SHARES                      FOR THE SIX
                                    MONTHS ENDED
                                   SEPTEMBER 30,                                      FOR THE YEARS ENDED MARCH 31,
                                          2001 1         2001          2000         1999         1998          1997
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD .................  $21.78       $23.27        $24.15       $22.09       $17.14        $14.68
                                          ------       ------        ------       ------       ------        ------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income ...............    0.21         0.49          0.49         0.56         0.47          0.39
   Net realized and unrealized
     gain (loss) on investments ........   (1.62)        0.50         (0.20)        2.40         5.21          2.49
                                          ------       ------        ------       ------       ------        ------
Total from investment
   operations ..........................   (1.41)        0.99          0.29         2.96         5.68          2.88
                                          ------       ------        ------       ------       ------        ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income and
     short-term capital gains ..........   (0.19)       (0.73)        (0.73)       (0.57)       (0.47)        (0.36)
   Net realized long-term
     capital gains .....................      --        (1.75)        (0.44)       (0.33)       (0.26)        (0.06)
                                          ------       ------        ------       ------       ------        ------
Total distributions ....................   (0.19)       (2.48)        (1.17)       (0.90)       (0.73)        (0.42)
                                          ------       ------        ------       ------       ------        ------
NET ASSET VALUE,
   END OF PERIOD .......................  $20.18       $21.78        $23.27       $24.15       $22.09        $17.14
                                          ======       ======        ======       ======       ======        ======
TOTAL INVESTMENT RETURN 2 ..............   (6.64)%       4.36%         1.11%       13.91%       33.82%        19.90%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets,
     end of period (000s) ..............$517,174     $550,288      $622,580     $649,664     $491,575      $278,130
   Ratios to average net assets:
     Net investment income .............    1.95% 3      2.13%         2.06%        2.64%        2.49%         2.51%
     Expenses ..........................    1.17% 3      1.11%         1.09%        1.12%        1.14%         1.27%
   Portfolio turnover rate .............       4%           8%           26%          10%           7%           13%

--------------------------------------------------------------------------------
1    Unaudited.
2    Total return excludes the effect of sales charge.
3    Annualized.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Builder Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


 CLASS B SHARES                      FOR THE SIX
                                    MONTHS ENDED
                                   SEPTEMBER 30,                                      FOR THE YEARS ENDED MARCH 31,
                                          2001 1         2001          2000         1999         1998          1997
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD .................  $21.71       $23.22        $24.11       $22.08       $17.16        $14.71
                                          ------       ------        ------       ------       ------        ------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income ...............    0.13         0.31          0.31         0.41         0.34          0.26
   Net realized and unrealized
     gain (loss) on investments ........   (1.62)        0.50         (0.20)        2.38         5.20          2.51
                                          ------       ------        ------       ------       ------        ------
Total from investment
   operations ..........................   (1.49)        0.81          0.11         2.79         5.54          2.77
                                          ------       ------        ------       ------       ------        ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income and
     short-term capital gains ..........   (0.11)       (0.57)        (0.56)       (0.43)       (0.36)        (0.26)
   Net realized long-term
     capital gains .....................      --        (1.75)        (0.44)       (0.33)       (0.26)        (0.06)
                                          ------       ------        ------       ------       ------        ------
Total distributions ....................   (0.11)       (2.32)        (1.00)       (0.76)       (0.62)        (0.32)
                                          ------       ------        ------       ------       ------        ------
NET ASSET VALUE,
   END OF PERIOD .......................  $20.11       $21.71        $23.22       $24.11       $22.08        $17.16
                                          ======       ======        ======       ======       ======        ======
TOTAL INVESTMENT RETURN 2 ..............   (6.95)%       3.54%         0.36%       13.10%       32.84%        19.00%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets,
      end of period (000s) .............$106,895     $109,888      $121,117     $110,680      $64,498       $17,311
   Ratios to average net assets:
     Net investment income .............    1.20% 3      1.38%         1.30%        1.90%        1.75%         1.84%
     Expenses ..........................    1.92% 3      1.86%         1.84%        1.87%        1.89%         2.02%
   Portfolio turnover rate .............       4%           8%           26%          10%           7%           13%

--------------------------------------------------------------------------------
1    Unaudited.
2    Total return excludes the effect of sales charge.
3    Annualized.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Builder Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


 CLASS C SHARES                                                                                       FOR THE PERIOD
                                                                                                     APRIL 8, 1998 2
                                       FOR THE SIX MONTHS                             FOR THE YEARS          THROUGH
                                      ENDED SEPTEMBER 30,                           ENDED MARCH 31,        MARCH 31,
                                                   2001 1                   2001               2000             1999
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ............  $21.73                 $23.22             $24.12           $22.31
                                                   ------                 ------             ------           ------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income ........................    0.13                   0.32               0.31             0.39
   Net realized and unrealized
     gain (loss) on investments .................   (1.62)                  0.51              (0.21)            2.10
                                                   ------                 ------             ------           ------
Total from investment operations ................   (1.49)                  0.83               0.10             2.49
                                                   ------                 ------             ------           ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income and
     short-term gains ...........................   (0.11)                 (0.57)             (0.56)           (0.35)
   Net realized long-term capital gains .........      --                  (1.75)             (0.44)           (0.33)
                                                   ------                 ------             ------           ------
   Total distributions ..........................   (0.11)                 (2.32)             (1.00)           (0.68)
                                                   ------                 ------             ------           ------
NET ASSET VALUE, END OF PERIOD ..................  $20.13                 $21.73             $23.22           $24.12
                                                   ======                 ======             ======           ======
TOTAL INVESTMENT RETURN 3 .......................   (6.99)                  3.63%              0.31%           11.50%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s) ............. $34,686                $32,461            $33,989          $17,450
   Ratios to average net assets:
     Net investment income ......................    1.20% 4                1.38%              1.34%            2.05% 4
     Expenses ...................................    1.92% 4                1.86%              1.85%            1.91% 4
   Portfolio turnover rate ......................       4%                     8%                26%              10%

--------------------------------------------------------------------------------
1    Unaudited.
2    Commencement of operations.
3    Total return excludes the effect of sales charge.
4    Annualized.


See Notes to Financial Statements.
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                                       17

Value Builder Fund
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FINANCIAL HIGHLIGHTS


 INSTITUTIONAL CLASS                 FOR THE SIX
                                    MONTHS ENDED
                                   SEPTEMBER 30,                                      FOR THE YEARS ENDED MARCH 31,
                                          2001 1         2001          2000         1999         1998          1997
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD ................   $21.98       $23.45        $24.36       $22.26       $17.27        $14.77
                                          ------       ------        ------       ------       ------        ------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income ..............     0.24         0.54          0.55         0.63         0.51          0.41
   Net realized and unrealized gain
      (loss) on investments ...........    (1.64)        0.52         (0.21)        2.41         5.25          2.53
                                          ------       ------        ------       ------       ------        ------
Total from investment
   operations .........................    (1.40)        1.06          0.34         3.04         5.76          2.94
                                          ------       ------        ------       ------       ------        ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income and
      short-term capital gains ........    (0.21)       (0.78)        (0.81)       (0.61)       (0.51)        (0.38)
   Net realized long-term
      capital gains ...................       --        (1.75)        (0.44)       (0.33)       (0.26)        (0.06)
                                          ------       ------        ------       ------       ------        ------
   Total distributions ................    (0.21)       (2.53)        (1.25)       (0.94)       (0.77)        (0.44)
                                          ------       ------        ------       ------       ------        ------
NET ASSET VALUE,
   END OF PERIOD ......................   $20.37       $21.98        $23.45       $24.36       $22.26        $17.27
                                          ======       ======        ======       ======       ======        ======
TOTAL INVESTMENT RETURN ...............    (6.50)%       4.60%         1.36%       14.20%       34.08%        20.24%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year
      (000s) .......................... $161,665     $176,833      $160,991     $144,995     $103,817       $34,771
   Ratios to average net assets:
     Net investment income ............     2.20% 2      2.38%         2.32%        2.88%        2.75%         2.83%
     Expenses .........................     0.92% 2      0.86%         0.84%        0.87%        0.89%         1.02%
   Portfolio turnover rate ............        4%           8%           26%          10%           7%           13%


--------------------------------------------------------------------------------
1    Unaudited.
2    Annualized.

See Notes to Financial Statements.
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                                       18

Value Builder Fund
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NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION

Flag Investors Value Builder Fund, Inc. ('the Fund'), which was organized as a Maryland Corporation on March 5, 1992, began operations June 15, 1992. The Fund is registered under the Investment Company Act of 1940, as amended (the '1940 Act') as a diversified, open-end management investment company. The Fund seeks to maximize total return through a combination of long-term growth of capital and current income by investing primarily in a portfolio of common stocks and corporate bonds.

The Fund consists of four share classes: Class A Shares, which began operations June 15, 1992; Class B Shares, which began operations January 3, 1995; Class C Shares, which began operations April 8, 1998; and Institutional Class, which began operations November 2, 1995.

The Class A, Class B, and Class C Shares are subject to different sales charges. The Class A Shares have a front-end sales charge and the Class B and C Shares have a contingent deferred sales charge. In addition the Class A Shares have a different distribution fee than the Class B and Class C Shares. The Institutional Class has neither a sales charge nor a distribution fee.

B. VALUATION OF SECURITIES
  values portfolio securities that are primarily traded on a national exchange by using the last sales price reported for the day. If there are no sales or the security is not traded on a listed exchange, the Fund values the security at the average of the last bid and asked prices in the over-the-counter market. When a market quotation is unavailable or unreliable, the Investment Advisor determines a fair value using procedures that the Board of Directors establishes and monitors. At September 30, 2001 there were no fair valued securities. The Fund values short-term obligations with maturities of 60 days or less at amortized cost.

C. SECURITIES TRANSACTIONS, INVESTMENT
   INCOME AND OTHER
Securities transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis. Income, gains and common expenses are allocated to each class based on its respective net assets. Class specific expenses are charged directly to each class.

D. DISTRIBUTIONS
It is the Fund's policy to declare and distribute dividends quarterly to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made at least annually to the extent they exceed capital loss carryforwards.

E. REPURCHASE AGREEMENTS
The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the seller agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is adequate to cover the agreement if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

F. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

G. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

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                                       19

Value Builder Fund
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NOTES TO FINANCIAL STATEMENTS

H. AFFILIATED COMPANY
As defined by the Investment Company Act of 1940, an affiliated company is one in which the Fund has a direct or indirect ownership, control of or voting power over 5 percent or more of the outstanding voting shares of the company.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES AND OTHER FEES
Investment Company Capital Corp. ('ICCC'), an indirect, wholly-owned subsidiary of Deutsche Bank AG, is the Fund's investment advisor. As compensation for its advisory services, the Fund pays ICCC an annual fee based on the Fund's average daily net assets which is calculated daily and paid monthly at the following annual rates: 1.00% of the first $50 million, 0.85% of the next $50 million, 0.80% of the next $100 million and 0.70% of the amount over $200 million.

Alex. Brown Investment Management ('ABIM') is the Fund's investment sub-advisor. As compensation for its sub-advisory services, ICCC pays ABIMa fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the following annual rates: 0.65% of the first $50 million, 0.50% of the assets in excess of $50 million but not exceeding $200 million, and 0.40% of the amount over $200 million.

ICCC provides accounting services to the Fund for which the Fund pays ICCC an annual fee that is calculated daily and paid monthly based on the Fund's average daily net assets.

ICCC also provides transfer agency services to the Fund for which the Fund pays ICCC a per account fee that is calculated and paid monthly.

Certain officers and directors of the Fund are also officers or directors of ICCC. These persons are not paid by the Fund for serving in these capacities.

ICC Distributors, Inc. ('ICCD'), a non-affiliated entity, provides distribution services to the Fund for which ICCD is paid an annual fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly. This fee is paid at the following annual rates: 0.25% of the Class A Shares' average daily net assets and 0.75% of the Class B and Class C Shares' average daily net assets. Class B and Class C Shares are also subject to a 0.25% shareholder servicing fee. No distribution fees are charged to the Institutional Class.

Bankers Trust Company, an affiliate of ICCC, provides custody services to the Fund for which the Fund pays Bankers Trust an annual fee.

The Fund participates with other funds in a retirement plan for eligible Directors (the Plan).Two retired directors receive benefits under the provisions of the Plan. On February 12, 2001 theFund's current Directors, who had previously also participated in the Plan, voted to terminate the participation of current and future directors effective December 31, 2000.In connection with this termination, the Fund paid the current Directors their share of the accrued benefits, either in cash or in a transfer into the Director's Deferred Compensation Plan.

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                                       20

Value Builder Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 3--CAPITAL SHARE TRANSACTIONS
The Fund is authorized to issue up to 97 million shares of $.001 par value capital stock (50 million Class A Shares, 15 million Class B Shares, 15 million Class C Shares, 15 million Institutional Class Shares and 2 million undesignated). Transactions in capital shares were as follows:

                                                       Class A Shares
              -------------------------------------------------------
               For the Six Months Ended            For the Year Ended
                   September 30, 2001 1                March 31, 2001
              -------------------------    --------------------------
                 Shares          Amount        Shares          Amount
              ---------    ------------    ----------   -------------
Sold          1,957,191    $ 45,336,701     1,627,278   $  36,709,063
Reinvested      187,044       4,147,672     2,550,304      56,101,406
Redeemed     (1,777,420)    (40,863,714)   (5,666,748)   (129,212,289)
              ---------    ------------    ----------   -------------
Net increase
  (decrease)    366,815    $  8,620,659    (1,489,166)  $ (36,401,820)
              =========    ============    ==========   =============


                                                       Class B Shares
              -------------------------------------------------------
               For the Six Months Ended            For the Year Ended
                   September 30, 2001 1                March 31, 2001
              -------------------------    --------------------------
                 Shares          Amount        Shares          Amount
              ---------    ------------    ----------    ------------
Sold            721,037    $ 16,478,000       602,196    $ 13,595,867
Reinvested       22,719         502,326       461,723      10,116,487
Redeemed       (489,188)    (11,093,353)   (1,219,631)    (27,655,881)
              ---------    ------------    ----------    ------------
Net increase
  (decrease)    254,568    $  5,886,973      (155,712)   $ (3,943,527)
              =========    ============    ==========    ============

--------------------------------------------------------------------------------
1    Unaudited.




                                                       Class C Shares
              -------------------------------------------------------
               For the Six Months Ended            For the Year Ended
                   September 30, 2001 1                March 31, 2001
              -------------------------    --------------------------
                 Shares          Amount        Shares          Amount
              ---------    ------------    ----------    ------------
Sold            313,011     $ 7,171,289       195,500     $ 4,443,644
Reinvested        6,884         152,545       135,902       2,979,790
Redeemed        (90,453)     (1,994,186)     (301,124)     (6,787,449)
                -------     -----------      --------     -----------
Net increase    229,442     $ 5,329,648        30,278     $   635,985
                =======     ===========      ========     ===========


                                                  Institutional Class
              -------------------------------------------------------
               For the Six Months Ended            For the Year Ended
                   September 30, 2001 1                March 31, 2001
              -------------------------    --------------------------
                 Shares          Amount        Shares          Amount
              ---------    ------------    ----------    ------------
Sold            427,719    $ 10,042,519     3,488,414    $ 79,934,338
Reinvested       40,026         850,446       775,830      17,202,045
Redeemed       (576,286)    (12,961,928)   (3,083,233)    (71,014,393)
               --------    ------------    ----------    ------------
Net increase
  (decrease)   (108,541)   $ (2,068,963)    1,181,011    $ 26,121,990
               ========    ============    ==========    ============

--------------------------------------------------------------------------------
1 Unaudited.


NOTE 4--PURCHASES AND SALES OF
        INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended September 30, 2001, were $48,349,191 and $58,791,018, respectively.

For federal income tax purposes, the tax basis of investments held at September 30, 2001 was $693,972,568. The aggregate gross unrealized appreciation for all investments at September 30, 2001, was $228,229,970 and the aggregate gross unrealized depreciation for all investments was $98,440,063.

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                                       21

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

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:

                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    PO BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call toll-free:                  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, Deutsche Banc Alex. Brown Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.


Value BuilderFund
   Class A Shares                                            CUSIP #33832R105
   Class B Shares                                            CUSIP #33832R303
   Class C Shares                                            CUSIP #33832R501
   Institutional Class                                       CUSIP #33832R402
                                                             BDVBSA (9/01)
                                                             Printed 11/01

Distributed by:
ICC Distributors, Inc.